Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Highland Funds I
Prospectus Date	rr_ProspectusDate	Oct. 31, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
HIGHLAND FUNDS I

Highland Long/Short Equity Fund
Highland Merger Arbitrage Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated April 16, 2020 to the Funds' Summary Prospectus and Prospectus, dated October 31,
2019, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, the sub-sections entitled "Annual Fund Operating Expenses" in the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Highland Long/Short Equity Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management fee	2.25%	2.25%	2.25%
Distribution and/or Service (12b-
1) Fees	0.35%	1.00%	None
Other Expenses	1.74%	1.74%	1.74%
Interest Payments and
Commitment Fees on
Borrowed Funds	0.49%	0.49%	0.49%
Dividend Expense on Short
Sales	0.66%	0.66%	0.66%
Remainder of Other Expenses	0.59%	0.59%	0.59%
Acquired Fund Fees and	0.03%	0.03%	0.03%
Expenses
Total Annual Fund Operating	4.37%	5.02%	4.02%
Expenses[3]
Management Fee Waiver[4]	-1.25%	-1.25%	-1.25%
Total Annual Fund Operating
Expenses After Management Fee
Waiver	3.12%	3.77%	2.77%

1	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within 18 months of purchase.
2	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
3	Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
4	Highland Capital Management Fund Advisors, L.P. ("HCMFA" or the "Adviser") has contractually agreed to waive 1.25% of the Fund's management fee. This fee waiver will continue through at least October 31, 2020, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Highland Merger Arbitrage Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management fee	1.20%	1.20%	1.20%
Distribution and/or Service (12b-1)
Fees	0.35%	1.00%	None
Other Expenses	3.76%	3.70%	3.79%
Interest Payments and
Commitment Fees on Borrowed
Funds	0.73%	0.73%	0.73%
Dividend Expense on Short
Sales	2.01%	2.01%	2.01%
Remainder of Other Expenses	1.02%	0.96%	1.05%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating
Expenses	5.32%	5.91%	5.00%
Expense Reimbursement[3]	-0.86%	-0.77%	-0.74%
Total Annual Fund Operating
Expenses After Expense
Reimbursement	4.46%	5.14%	4.26%

1	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within 18 months of purchase.
2	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
3	Highland Capital Management Fund Advisors, L.P. ("HCMFA" or the "Adviser") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the "Excluded Expenses")) of the Fund to 1.50% of average daily net assets attributable to any class of the Fund (the "Expense Cap"). The Expense Cap will continue through at least October 31, 2020 and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund's total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

Highland Long/Short Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
HIGHLAND FUNDS I

Highland Long/Short Equity Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated April 16, 2020 to the Funds' Summary Prospectus and Prospectus, dated October 31,
2019, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, the sub-sections entitled "Annual Fund Operating Expenses" in the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Highland Long/Short Equity Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management fee	2.25%	2.25%	2.25%
Distribution and/or Service (12b-
1) Fees	0.35%	1.00%	None
Other Expenses	1.74%	1.74%	1.74%
Interest Payments and
Commitment Fees on
Borrowed Funds	0.49%	0.49%	0.49%
Dividend Expense on Short
Sales	0.66%	0.66%	0.66%
Remainder of Other Expenses	0.59%	0.59%	0.59%
Acquired Fund Fees and	0.03%	0.03%	0.03%
Expenses
Total Annual Fund Operating	4.37%	5.02%	4.02%
Expenses[3]
Management Fee Waiver[4]	-1.25%	-1.25%	-1.25%
Total Annual Fund Operating
Expenses After Management Fee
Waiver	3.12%	3.77%	2.77%

1	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within 18 months of purchase.
2	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
3	Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
4	Highland Capital Management Fund Advisors, L.P. ("HCMFA" or the "Adviser") has contractually agreed to waive 1.25% of the Fund's management fee. This fee waiver will continue through at least October 31, 2020, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within 18 months of purchase. Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Highland Long/Short Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Interest Payments and Commitment Fees on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.49%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.66%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	1.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.37%	[1]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.12%	[3]
Highland Long/Short Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Payments and Commitment Fees on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.49%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.66%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	1.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%	[1]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	3.77%	[3]
Highland Long/Short Equity Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	2.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Payments and Commitment Fees on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.49%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	0.66%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.59%
Other Expenses	rr_OtherExpensesOverAssets	1.74%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.02%	[1]
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.25%)	[2]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.77%	[3]
Highland Merger Arbitrage Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
HIGHLAND FUNDS I

Highland Merger Arbitrage Fund
(each, a "Fund" and collectively, the "Funds")

Supplement dated April 16, 2020 to the Funds' Summary Prospectus and Prospectus, dated October 31,
2019, as supplemented from time to time

This supplement provides new and additional information beyond that contained in the Summary Prospectus and Prospectus and should be read in conjunction with the Summary Prospectus and Prospectus. Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Summary Prospectus and Prospectus.

Effective immediately, the sub-sections entitled "Annual Fund Operating Expenses" in the Summary Prospectus and Prospectus are hereby deleted in their entirety and replaced with the following:

Highland Merger Arbitrage Fund
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class C	Class Z
Management fee	1.20%	1.20%	1.20%
Distribution and/or Service (12b-1)
Fees	0.35%	1.00%	None
Other Expenses	3.76%	3.70%	3.79%
Interest Payments and
Commitment Fees on Borrowed
Funds	0.73%	0.73%	0.73%
Dividend Expense on Short
Sales	2.01%	2.01%	2.01%
Remainder of Other Expenses	1.02%	0.96%	1.05%
Acquired Fund Fees and Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating
Expenses	5.32%	5.91%	5.00%
Expense Reimbursement[3]	-0.86%	-0.77%	-0.74%
Total Annual Fund Operating
Expenses After Expense
Reimbursement	4.46%	5.14%	4.26%

1	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within 18 months of purchase.
2	Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
3	Highland Capital Management Fund Advisors, L.P. ("HCMFA" or the "Adviser") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the "Excluded Expenses")) of the Fund to 1.50% of average daily net assets attributable to any class of the Fund (the "Expense Cap"). The Expense Cap will continue through at least October 31, 2020 and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund's total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 31, 2020
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A Shares bought without an initial sales charge in accounts aggregating $500,000 or more at the time of purchase are subject to a 1.00% contingent deferred sales charge ("CDSC") if the shares are sold within 18 months of purchase. Class C Shares are subject to a 1% CDSC for redemptions of shares within one year of purchase. This CDSC does not apply to redemptions under a systematic withdrawal plan.
Highland Merger Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.35%
Interest Payments and Commitment Fees on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.73%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	2.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.02%
Other Expenses	rr_OtherExpensesOverAssets	3.76%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.32%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.46%	[5]
Highland Merger Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Payments and Commitment Fees on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.73%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	2.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	0.96%
Other Expenses	rr_OtherExpensesOverAssets	3.70%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.91%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.77%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	5.14%	[5]
Highland Merger Arbitrage Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Payments and Commitment Fees on Borrowed Funds	rr_Component1OtherExpensesOverAssets	0.73%
Dividend Expense on Short Sales	rr_Component2OtherExpensesOverAssets	2.01%
Remainder of Other Expenses	rr_Component3OtherExpensesOverAssets	1.05%
Other Expenses	rr_OtherExpensesOverAssets	3.79%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.00%
Management Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.74%)	[4]
Total Annual Fund Operating Expenses	rr_NetExpensesOverAssets	4.26%	[5]

[1]	Total Annual Fund Operating Expenses differ from the ratios of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Highland Capital Management Fund Advisors, L.P. ("HCMFA" or the "Adviser") has contractually agreed to waive 1.25% of the Fund's management fee. This fee waiver will continue through at least October 31, 2020, and may not be terminated prior to this date without the consent of the Fund's Board of Trustees.
[3]	After Management Fee Waiver
[4]	Highland Capital Management Fund Advisors, L.P. ("HCMFA" or the "Adviser") has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Fund pursuant to its distribution plan under Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act"), taxes, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses (collectively, the "Excluded Expenses")) of the Fund to 1.50% of average daily net assets attributable to any class of the Fund (the "Expense Cap"). The Expense Cap will continue through at least October 31, 2020 and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees. Under the expense limitation agreement, the Adviser may recoup waived and/or reimbursed amounts with respect to the Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund's total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement.
[5]	After Expense Reimbursement